UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment  |_|; Amendment Number:
     This Amendment (Check only one.):  |_| is a restatement.
                                        |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Luke P. La Valle, Jr.
Address:  American Capital Management, Inc.
          50 Broad Street - Suite 1609, New York, NY 10004

Form 13F File Number: 028-11313

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Arlene Francis
Title: Office Manager
Phone: 212-344-3300

Signature, Place, and Date of Signing:

     /s/ Arlene Francis             New York, NY               January 27, 2009
     ----------------------         -------------              ----------------
          [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           94

Form 13F Information Table Value Total:  $   310,909
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                       AMERICAN CAPITAL MANAGEMENT, INC.
                                    FORM 13F
                               December 31, 2009

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Charles River Labs Conv Sr  No CONV             159864AB3      438   450000 PRN      Sole                                     450000
Hologic Conv Sr Notes          CONV             436440AA9     5788  6780000 PRN      Sole                                    6780000
Kendle Conv SR Notes           CONV             48880LAA5      267   300000 PRN      Sole                                     300000
Valeant Pharmaceuticals Conv S CONV             91911XAD6     7015  5870000 PRN      Sole                                    5870000
Wright Medical Conv Sr Notes   CONV             98235TAA5     6212  7100000 PRN      Sole                                    7100000
ACI Worldwide                  COM              004498101     2615   152500 SH       Sole                                     152500
Abaxis                         COM              002567015     1428    55900 SH       Sole                                      55900
Acxiom                         COM              005125109     2444   182000 SH       Sole                                     182000
Albany Molecular Research      COM              012423109     3432   378000 SH       Sole                                     378000
AngioDynamics                  COM              03475V101     1217    75800 SH       Sole                                      75800
Ansys                          COM              03662Q105     2436    56051 SH       Sole                                      56051
Arbitron                       COM              03875Q108      281    12000 SH       Sole                                      12000
ArthroCare                     COM              043136100     4588   193600 SH       Sole                                     193600
Atwood Oceanics                COM              050095108      394    11000 SH       Sole                                      11000
Avid Technology                COM              05367P100     1584   124100 SH       Sole                                     124100
Baldor Electric                COM              057741100     9369   333525 SH       Sole                                     333525
Bio Reference Labs             COM              09057G602     1612    41200 SH       Sole                                      41200
Blackbaud                      COM              09227Q100      404    17100 SH       Sole                                      17100
Blackboard                     COM              091935502     1409    31050 SH       Sole                                      31050
Brady                          COM              104674106     1744    58100 SH       Sole                                      58100
Buckeye Partners LP Unit       COM              118230101      580    10650 SH       Sole                                      10650
CRA International              COM              12618T105      857    32150 SH       Sole                                      32150
Celgene                        COM              151020104     2480    44540 SH       Sole                                      44540
Cerner                         COM              156782104     1041    12625 SH       Sole                                      12625
Charles River Labs             COM              159864107     3352    99500 SH       Sole                                      99500
Cisco Systems                  COM              17275R102      266    11100 SH       Sole                                      11100
Cognex                         COM              192422103     8354   471710 SH       Sole                                     471710
Computer Programs & Systems    COM              205306103     1904    41350 SH       Sole                                      41350
CyberSource                    COM              23251J106     1548    77000 SH       Sole                                      77000
Digital River                  COM              25388b104     2464    91275 SH       Sole                                      91275
Dionex                         COM              254546104     8140   110180 SH       Sole                                     110180
Dolby Laboratories             COM              25659T107      325     6800 SH       Sole                                       6800
Eclipsys                       COM              278856109     1265    68300 SH       Sole                                      68300
Energy Conversion              COM              292659109      106    10000 SH       Sole                                      10000
Euronet Worldwide              COM              298736109      439    20000 SH       Sole                                      20000
FactSet Research System        COM              303075105     6632   100680 SH       Sole                                     100680
Forrester Research             COM              346563109     8304   320000 SH       Sole                                     320000
Forward Air                    COM              349853101     1915    76500 SH       Sole                                      76500
Franklin Electronic Publishers COM              353515109     1235   500000 SH       Sole                                     500000
Fuel-Tech                      COM              359523107      512    62700 SH       Sole                                      62700
Fuelcell Energy                COM              35952H106       94    25000 SH       Sole                                      25000
Gen-Probe                      COM              36866T103     2670    62200 SH       Sole                                      62200
Gentex                         COM              371901109     1658    92900 SH       Sole                                      92900
Genzyme                        COM              372917104     7691   156920 SH       Sole                                     156920
Haemonetics                    COM              405024100    14676   266105 SH       Sole                                     266105
Healthcare Services Grp        COM              421906108      549    25600 SH       Sole                                      25600
Healthways                     COM              422245100     6504   354625 SH       Sole                                     354625
Hologic                        COM              436440101     8107   559125 SH       Sole                                     559125
Huron Consulting Grp           COM              447462102     2595   112650 SH       Sole                                     112650
ICON PLC ADR                   COM              45103T107     8389   386050 SH       Sole                                     386050
IDEXX Laboratories             COM              45168D104    12571   235200 SH       Sole                                     235200
ITRON                          COM              465741106     5760    85250 SH       Sole                                      85250
Illumina                       COM              452327109     1273    41500 SH       Sole                                      41500
Integra Lifesciences           COM              457985208     2201    59700 SH       Sole                                      59700
Jack Henry & Associates        COM              426281101     3640   157300 SH       Sole                                     157300
Johnson & Johnson              COM              478160104     1704    26463 SH       Sole                                      26463
KV Pharmaceutical Cl A         COM              482740206     1323   360625 SH       Sole                                     360625
Kaydon                         COM              486587108     2448    68450 SH       Sole                                      68450
LKQ                            COM              501889208     1918    97900 SH       Sole                                      97900
Linear Tech                    COM              535678106      541    17700 SH       Sole                                      17700
Manhattan Associates           COM              562750109    10681   444300 SH       Sole                                     444300
Martek Biosciences             COM              572901106     1057    55800 SH       Sole                                      55800
MedQuist                       COM              584949101      579    86500 SH       Sole                                      86500
Medicis Pharmaceutical         COM              584690309     8826   326300 SH       Sole                                     326300
Merit Medical Systems          COM              589889104     4315   224250 SH       Sole                                     224250
Micros Systems                 COM              594901100     1669    53800 SH       Sole                                      53800
NeuStar                        COM              64126x201      963    41800 SH       Sole                                      41800
Newfield Exploration           COM              651290108      241     5000 SH       Sole                                       5000
O'Reilly Automotive            COM              686091109    10868   285087 SH       Sole                                     285087
Orthofix                       COM              N6748L102     2484    80300 SH       Sole                                      80300
Pengrowth Energy Tr            COM              706902509      141    14650 SH       Sole                                      14650
Pharmaceutical Prod Dvlpt      COM              717124101    18080   771350 SH       Sole                                     771350
Phase Forward                  COM              71721R406     1274    83025 SH       Sole                                      83025
Pope Resources                 COM              732857107      350    14235 SH       Sole                                      14235
Quaker Chemical                COM              747316107     1614    78200 SH       Sole                                      78200
ResMed                         COM              761152107     8374   160200 SH       Sole                                     160200
SAIC                           COM              78390x101      360    19000 SH       Sole                                      19000
SEI Investments                COM              784117103     6675   381000 SH       Sole                                     381000
Sanmina - SCI                  COM              800907206     1489   134965 SH       Sole                                     134965
Skyworks Solutions             COM              020753109     1314    92600 SH       Sole                                      92600
St. Mary Land & Exp            COM              792228108      548    16000 SH       Sole                                      16000
Stem Cell Innovations          COM              85857B100        0   225000 SH       Sole                                     225000
Tekelec                        COM              879101103      214    14000 SH       Sole                                      14000
TomoTherapy                    COM              890088107     1387   355550 SH       Sole                                     355550
Trimble Navigation             COM              896239100      955    37900 SH       Sole                                      37900
UQM Technologies               COM              903213106      192    28000 SH       Sole                                      28000
URS                            COM              903236107      250     5614 SH       Sole                                       5614
Valeant Pharmaceuticals Int'l  COM              91911x104    23919   752400 SH       Sole                                     752400
Veeco Instruments              COM              922417100      852    25800 SH       Sole                                      25800
Verint Systems                 COM              92343x100     1300    67550 SH       Sole                                      67550
Wright Medical                 COM              98235T107      884    46700 SH       Sole                                      46700
Zebra Technologies             COM              989207105     6034   212850 SH       Sole                                     212850
Liquidia Technologies Series A PFD                             100    30580 SH       Sole                                      30580
Pimco All Asset Instl                           722005626      210    18310 SH       Sole                                      18310